Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	¥ 4,912,113	¥ 4,713,994
Accumulated amortization	(1,434,388)	(879,038)
Impairment Amount	(36,015)	(35,130)
Total	3,441,710	3,799,826
Indefinite-lived intangible assets	811,458	810,643
Total intangible assets Gross Carrying Amount	5,723,571	5,524,637
Total intangible assets - Accumulated amortization	(1,434,388)	(879,038)
Total intangible assets - Impairment Amount	(36,015)	(35,130)
Total intangible assets - Net Carrying Amount	4,253,168	4,610,469
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	494,000	494,000
Total	494,000	494,000
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	317,458	316,643
Total	317,458	316,643
VPT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,586,911	2,586,911
Accumulated amortization	(560,497)	(301,806)
Total	2,026,414	2,285,105
Robotics Platform Technology [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	777,711	777,711
Accumulated amortization	(174,985)	(97,214)
Total	602,726	680,497
VMT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	609,170	609,170
Accumulated amortization	(172,598)	(50,764)
Total	436,572	558,406
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	923,998	725,879
Accumulated amortization	(520,148)	(424,821)
Impairment Amount	(36,015)	(35,130)
Total	367,835	265,928
License Of Maintenance And Overhauls [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,290	2,290
Accumulated amortization	(2,290)	(2,290)
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	12,033	12,033
Accumulated amortization	(3,870)	(2,143)
Total	¥ 8,163	¥ 9,890